Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000006838 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006843 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$58	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[2]
Expense Ratio, Percent	1.12%	[2]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006844 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$58	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[3]
Expense Ratio, Percent	1.12%	[3]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006845 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class I
Trading Symbol	MIAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 6	[4]
Expense Ratio, Percent	0.12%	[4]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006847 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$58	1.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[5]
Expense Ratio, Percent	1.12%	[5]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006849 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MAWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$32	0.62%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 32	[6]
Expense Ratio, Percent	0.62%	[6]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006850 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAAHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$19	0.37%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 19	[7]
Expense Ratio, Percent	0.37%	[7]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006839 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$6	0.12%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 6	[8]
Expense Ratio, Percent	0.12%	[8]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000231058 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Aggressive Growth Allocation Fund
Class Name	Class R6
Trading Symbol	AGGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[9]
Expense Ratio, Percent	0.04%	[9]
Net Assets	$ 2,940,855,570
Holdings Count | Holding	16
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	2,940,855,570	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	16

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.2%
MFS Research Fund	10.2%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.1%
MFS Research International Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	2.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Institutional Money Market Portfolio	1.5%

C000006851 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class A
Trading Symbol	MAMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[10]
Expense Ratio, Percent	0.34%	[10]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006856 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class B
Trading Symbol	MMABX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[11]
Expense Ratio, Percent	1.09%	[11]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006857 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class C
Trading Symbol	MMACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[12]
Expense Ratio, Percent	1.09%	[12]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006858 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class I
Trading Symbol	MMAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[13]
Expense Ratio, Percent	0.09%	[13]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006860 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R1
Trading Symbol	MAMFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[14]
Expense Ratio, Percent	1.09%	[14]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006862 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R2
Trading Symbol	MARRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 31	[15]
Expense Ratio, Percent	0.59%	[15]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006863 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	MAMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[16]
Expense Ratio, Percent	0.34%	[16]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006852 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	MAMJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[17]
Expense Ratio, Percent	0.09%	[17]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000231059 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Moderate Allocation Fund
Class Name	Class R6
Trading Symbol	MAMPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 1	[18]
Expense Ratio, Percent	0.02%	[18]
Net Assets	$ 6,807,643,144
Holdings Count | Holding	23
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,807,643,144	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Government Securities Fund	9.5%
MFS Total Return Bond Fund	8.5%
MFS Value Fund	8.0%
MFS Research Fund	7.2%
MFS Growth Fund	7.2%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Research International Fund	5.0%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.0%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.5%
MFS International Intrinsic Value Fund	2.0%
MFS International Large Cap Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Emerging Markets Equity Fund	0.9%

C000006887 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class A
Trading Symbol	MACFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[19]
Expense Ratio, Percent	0.34%	[19]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006892 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Fund
Class Name	Class B
Trading Symbol	MACBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[20]
Expense Ratio, Percent	1.09%	[20]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006893 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class C
Trading Symbol	MACVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[21]
Expense Ratio, Percent	1.09%	[21]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006894 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ConservativeAllocation Fund
Class Name	Class I
Trading Symbol	MACIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[22]
Expense Ratio, Percent	0.09%	[22]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006896 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R1
Trading Symbol	MACKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[23]
Expense Ratio, Percent	1.09%	[23]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006898 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R2
Trading Symbol	MCARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$30	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 30	[24]
Expense Ratio, Percent	0.59%	[24]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006899 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	MACNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[25]
Expense Ratio, Percent	0.34%	[25]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006888 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	MACJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[26]
Expense Ratio, Percent	0.09%	[26]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000231060 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Conservative Allocation Fund
Class Name	Class R6
Trading Symbol	MACQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$2	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 2	[27]
Expense Ratio, Percent	0.03%	[27]
Net Assets	$ 3,813,437,829
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	3,813,437,829	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

Largest Holdings [Text Block]
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Value Fund	6.0%
MFS Research Fund	5.3%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS High Income Fund	4.0%
MFS Research International Fund	3.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Intrinsic Value Fund	1.5%
MFS International Large Cap Value Fund	1.5%
MFS International Growth Fund	1.5%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%

C000006904 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	MEMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$68	1.31%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000006905 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	MEMBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$106	2.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.06%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000006906 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	MEMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$106	2.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.06%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000006907 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	MEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000071424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	MEMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$106	2.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.06%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000071425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	MEMFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$81	1.56%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000071426 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	MEMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$68	1.31%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000071427 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	MEMHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000071428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	MEMJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 7,674,867,411
Holdings Count | Holding	101
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	7,674,867,411	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	101
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%
Issuer country weightings
China	26.1%
India	16.0%
Taiwan	14.5%
South Korea	12.7%
Brazil	5.7%
Indonesia	3.7%
Mexico	2.9%
Thailand	2.2%
Hong Kong	2.0%
Other Countries	14.2%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	3.2%
Infosys Ltd.	2.6%
Tata Consultancy Services Ltd.	2.1%
China Construction Bank Corp.	2.0%
HDFC Bank Ltd.	1.8%
Kweichow Moutai Co. Ltd., "A"	1.7%
Kotak Mahindra Bank Ltd.	1.7%

C000006911 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class A
Trading Symbol	MAGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[28]
Expense Ratio, Percent	0.34%	[28]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006916 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class B
Trading Symbol	MBGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[29]
Expense Ratio, Percent	1.09%	[29]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006917 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class C
Trading Symbol	MCGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[30]
Expense Ratio, Percent	1.09%	[30]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006918 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class I
Trading Symbol	MGWIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[31]
Expense Ratio, Percent	0.09%	[31]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006920 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R1
Trading Symbol	MAGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$57	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 57	[32]
Expense Ratio, Percent	1.09%	[32]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006922 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R2
Trading Symbol	MGALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$31	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 31	[33]
Expense Ratio, Percent	0.59%	[33]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R3
Trading Symbol	MAGEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[34]
Expense Ratio, Percent	0.34%	[34]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006912 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R4
Trading Symbol	MAGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[35]
Expense Ratio, Percent	0.09%	[35]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000231061 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Allocation Fund
Class Name	Class R6
Trading Symbol	MAGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 1	[36]
Expense Ratio, Percent	0.02%	[36]
Net Assets	$ 6,793,417,247
Holdings Count | Holding	22
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,793,417,247	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	22

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

Largest Holdings [Text Block]
Portfolio holdings
MFS Value Fund	10.0%
MFS Research Fund	9.2%
MFS Growth Fund	9.2%
MFS Mid Cap Growth Fund	9.2%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Real Estate Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS High Income Fund	3.9%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	3.0%
MFS International Large Cap Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Equity Fund	1.9%

C000006924 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class A
Trading Symbol	MDIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[37]
Expense Ratio, Percent	0.35%	[37]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006929 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class B
Trading Symbol	MDIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$56	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[38]
Expense Ratio, Percent	1.10%	[38]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class C
Trading Symbol	MDIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$56	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[39]
Expense Ratio, Percent	1.10%	[39]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006931 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class I
Trading Symbol	MDIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[40]
Expense Ratio, Percent	0.10%	[40]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006933 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R1
Trading Symbol	MDIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$56	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 56	[41]
Expense Ratio, Percent	1.10%	[41]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R2
Trading Symbol	MDIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$30	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 30	[42]
Expense Ratio, Percent	0.60%	[42]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R3
Trading Symbol	MDIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$18	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 18	[43]
Expense Ratio, Percent	0.35%	[43]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006925 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R4
Trading Symbol	MDITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$5	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 5	[44]
Expense Ratio, Percent	0.10%	[44]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000195683 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International DiversificationSM Fund
Class Name	Class R6
Trading Symbol	MDIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 0	[45]
Expense Ratio, Percent	0.00%	[45]
Net Assets	$ 38,105,233,626
Holdings Count | Holding	7
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	38,105,233,626	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	7

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

Largest Holdings [Text Block]
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.2%
MFS International Large Cap Value Fund	15.0%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	15.0%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%

C000006937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class A
Trading Symbol	MGRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000006938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class B
Trading Symbol	MGRBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000006939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class C
Trading Symbol	MGRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000006940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class I
Trading Symbol	MQGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000071431 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R1
Trading Symbol	MGRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000071432 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R2
Trading Symbol	MGRQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000071433 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R3
Trading Symbol	MGRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000071430 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R4
Trading Symbol	MGRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000034484 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Growth Fund
Class Name	Class R6
Trading Symbol	MGRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 17,084,862,478
Holdings Count | Holding	88
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	17,084,862,478	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%
Issuer country weightings
France	14.9%
Germany	11.4%
Japan	10.4%
Switzerland	9.5%
United Kingdom	8.3%
Canada	7.3%
Taiwan	6.4%
Netherlands	4.2%
United States	4.1%
Other Countries	23.5%

Largest Holdings [Text Block]
Top ten holdings
SAP SE	4.9%
Schneider Electric SE	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hitachi Ltd.	3.7%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
Linde PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
EssilorLuxottica	2.3%
Heineken N.V.	2.2%

C000006941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class A
Trading Symbol	MGIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000006942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class B
Trading Symbol	MGIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$88	1.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000006943 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class C
Trading Symbol	MGICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$88	1.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000006944 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class I
Trading Symbol	MINIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000071434 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R1
Trading Symbol	MINRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$88	1.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.76%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000071435 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R2
Trading Symbol	MINFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$63	1.26%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000071436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R3
Trading Symbol	MINGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000071437 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R4
Trading Symbol	MINHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000034485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Intrinsic Value Fund
Class Name	Class R6
Trading Symbol	MINJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 21,681,708,653
Holdings Count | Holding	91
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	21,681,708,653	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%
Issuer country weightings
United Kingdom	18.0%
France	15.8%
Japan	13.6%
United States	10.9%
Germany	7.8%
Switzerland	7.1%
Canada	5.1%
Ireland	4.2%
Spain	4.0%
Other Countries	13.5%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.1%
NatWest Group PLC	3.0%
Franco-Nevada Corp.	2.8%
TotalEnergies SE	2.7%
Resona Holdings, Inc.	2.4%
Legrand S.A.	2.4%
Deutsche Boerse AG	2.3%
SAP SE	2.2%
AIB Group PLC	2.1%

C000142775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class A
Trading Symbol	MNWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 47	[46]
Expense Ratio, Percent	0.92%	[46]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class B
Trading Symbol	MNWBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$85	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 85	[47]
Expense Ratio, Percent	1.67%	[47]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142777 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class C
Trading Symbol	MNWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$85	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 85	[48]
Expense Ratio, Percent	1.67%	[48]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142778 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class I
Trading Symbol	MNWIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 34	[49]
Expense Ratio, Percent	0.67%	[49]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142779 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R1
Trading Symbol	MNWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$85	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 85	[50]
Expense Ratio, Percent	1.67%	[50]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142780 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R2
Trading Symbol	MNWSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$59	1.17%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 59	[51]
Expense Ratio, Percent	1.17%	[51]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142781 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R3
Trading Symbol	MNWTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$47	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 47	[52]
Expense Ratio, Percent	0.92%	[52]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000142782 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R4
Trading Symbol	MNWUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$34	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 34	[53]
Expense Ratio, Percent	0.67%	[53]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000195688 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Managed Wealth Fund
Class Name	Class R6
Trading Symbol	MNWZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$30	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 30	[54]
Expense Ratio, Percent	0.60%	[54]
Net Assets	$ 33,122,985
Holdings Count | Holding	15
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 11/30/24
Net Assets ($):	33,122,985	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	15

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	30.3%
	MFS International Equity Fund	30.3%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future DEC 20 24		(14.0)%
	Mini MSCI EAFE Index Future MAR 21 25		(14.1)%
	Mini Russell 1000 Growth Future DEC 20 24		(23.1)%
Net Equity Exposure				39.7%
	Standard & Poor's 500 Index Option 4200.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4400.00 PUT DEC 20 24		(0.0)%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.4)%
	Standard & Poor's 500 Index Option 4600.00 PUT SEP 19 25		(0.4)%
	Standard & Poor's 500 Index Option 5450.00 PUT MAR 21 25		(0.5)%
Standard & Poors Index Option PUT(s)				(1.3)%
Downside Hedge(s)				(1.3)%
Net Equivalent Equity Exposure		90.9%	(52.5)%	38.4%
Limited Maturity U.S. Treasury Notes				3.5%
Cash	Cash & Cash Equivalents (d)			5.5%
	Other (e)			52.6%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000160020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class A
Trading Symbol	BRWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class B
Trading Symbol	BRWBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.49%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.49%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class C
Trading Symbol	BRWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.49%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.49%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class I
Trading Symbol	BRWJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.49%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R1
Trading Symbol	BRWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$81	1.49%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.49%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R2
Trading Symbol	BRWSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R3
Trading Symbol	BRWTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R4
Trading Symbol	BRWUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$27	0.49%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Growth Equity Fund
Class Name	Class R6
Trading Symbol	BRWVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.42%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
Net Assets	$ 390,772,112
Holdings Count | Holding	73
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	390,772,112	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	73
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.8%
Consumer Discretionary	13.9%
Communication Services	13.3%
Health Care	7.8%
Financials	6.5%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	1.4%
Utilities	1.2%
Materials	0.4%
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	12.0%
Apple, Inc.	10.9%
Microsoft Corp.	9.7%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc., "A"	4.5%
Alphabet, Inc., "A"	4.3%
Alphabet, Inc., "C"	2.8%
ServiceNow, Inc.	2.0%
AppLovin Corp.	2.0%
Booking Holdings, Inc.	1.7%

C000160029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BRSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class B
Trading Symbol	BRSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160031 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BRSHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160032 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BRSJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160033 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R1
Trading Symbol	BRSPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$92	1.74%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.74%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160034 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R2
Trading Symbol	BRSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160035 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R3
Trading Symbol	BRSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160036 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R4
Trading Symbol	BRSUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160037 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BRSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 364,265,504
Holdings Count | Holding	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	364,265,504	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	183
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	20.4%
Health Care	17.6%
Industrials	15.9%
Information Technology	12.8%
Consumer Discretionary	11.1%
Energy	5.4%
Real Estate	5.2%
Materials	5.0%
Communication Services	2.9%
Utilities	1.6%
Consumer Staples	1.4%
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Prestige Consumer Healthcare, Inc.	1.7%
Newell Brands, Inc.	1.7%
Encompass Health Corp.	1.6%
SLM Corp.	1.5%
Columbia Banking System, Inc.	1.5%
Armstrong World Industries, Inc.	1.5%
Piedmont Office Realty Trust, Inc., REIT	1.5%
Element Solutions, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Cathay General Bancorp, Inc.	1.4%

C000160038 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class A
Trading Symbol	BRUDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160039 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class B
Trading Symbol	BRUEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160040 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class C
Trading Symbol	BRUGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$78	1.49%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160041 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class I
Trading Symbol	BRUHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160042 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R1
Trading Symbol	BRUJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160043 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R2
Trading Symbol	BRUKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160044 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R3
Trading Symbol	BRULX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160045 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R4
Trading Symbol	BRUMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000160046 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Value Equity Fund
Class Name	Class R6
Trading Symbol	BRUNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 303,323,916
Holdings Count | Holding	108
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	303,323,916	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.4%
Health Care	15.2%
Industrials	14.0%
Information Technology	8.3%
Consumer Staples	8.1%
Energy	7.2%
Consumer Discretionary	6.2%
Utilities	5.2%
Real Estate	4.9%
Materials	4.1%
Communication Services	3.9%
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.6%
Wells Fargo & Co.	2.4%
NextEra Energy, Inc.	1.9%
Berkshire Hathaway, Inc., "B"	1.9%
Eaton Corp. PLC	1.8%
American Express Co.	1.8%
T-Mobile USA, Inc.	1.8%
Fiserv, Inc.	1.7%
Pfizer, Inc.	1.7%

C000172715 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	BMSFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.84%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172716 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class B
Trading Symbol	BMSBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.59%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.59%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172717 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	BMSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.59%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.59%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172718 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	BMSLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172719 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R1
Trading Symbol	BMSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$72	1.32%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.32%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172720 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R2
Trading Symbol	BMSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.09%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172721 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R3
Trading Symbol	BMSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$46	0.84%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172722 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R4
Trading Symbol	BMSVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.59%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000172723 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Mid Cap Equity Fund
Class Name	Class R6
Trading Symbol	BMSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Net Assets	$ 956,869,646
Holdings Count | Holding	147
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	956,869,646	Portfolio Turnover Rate (%):	30
Total Number of Holdings:	147
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	17.4%
Industrials	16.7%
Information Technology	12.7%
Consumer Discretionary	10.5%
Health Care	10.4%
Real Estate	7.8%
Utilities	7.3%
Energy	4.5%
Materials	4.4%
Communication Services	3.9%
Consumer Staples	3.5%
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Ameriprise Financial, Inc.	2.0%
M&T Bank Corp.	1.8%
Spotify Technology S.A.	1.7%
Vistra Corp.	1.6%
Wabtec Corp.	1.6%
AppLovin Corp.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Veeva Systems, Inc.	1.6%
Datadog, Inc., "A"	1.5%
Verisk Analytics, Inc., "A"	1.5%

C000220109 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class A
Trading Symbol	MKVBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

C000220112 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class C
Trading Symbol	MKVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

C000220111 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class I
Trading Symbol	MKVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

C000220110 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R1
Trading Symbol	MKVDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

C000220113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R2
Trading Symbol	MKVEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

C000220108 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R3
Trading Symbol	MKVFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

C000220107 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R4
Trading Symbol	MKVGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

C000220106 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Large Cap Value Fund
Class Name	Class R6
Trading Symbol	MKVHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 6,341,261,579
Holdings Count | Holding	91
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	6,341,261,579	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	91
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%
Issuer country weightings
United Kingdom	27.2%
Japan	16.7%
France	14.7%
Switzerland	8.7%
Germany	6.3%
United States	5.7%
Canada	5.5%
Ireland	3.5%
Spain	2.9%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
NatWest Group PLC	4.1%
Mitsubishi UFJ Financial Group, Inc.	3.7%
UBS Group AG	3.0%
Roche Holding AG	2.7%
Willis Towers Watson PLC	2.6%
BNP Paribas S.A.	2.2%
Schneider Electric SE	2.1%
Sanofi	2.1%
National Grid PLC	2.1%
TotalEnergies SE	2.0%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[10]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[11]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[12]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[13]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[14]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[15]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[16]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[17]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[18]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[19]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[20]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[21]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[22]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[23]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[24]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[25]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[26]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[27]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[28]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[29]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[30]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[31]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[32]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[33]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[34]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[35]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[36]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[37]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[38]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[39]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[40]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[41]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[42]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[43]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[44]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[45]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[46]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[47]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[48]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[49]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[50]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[51]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[52]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[53]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[54]	Expenses are direct expenses and do not include underlying fund fees and expenses.